Long-term debt - Schedule of Bank Credit Facilities Available to AQN and its Operating Groups (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Revolving and term credit facilities	$ 2,380,300	$ 3,462,000
Funds drawn on facilities/commercial paper issued	(814,787)	(2,630,276)
Letters of credit issued	(26,246)	(77,128)
Liquidity available under the facilities	1,539,267	754,596
Undrawn portion of uncommitted letter of credit facilities	(63,300)	(39,448)
Cash on hand	34,842	25,051
Total liquidity and capital reserves	$ 1,510,809	$ 740,199